Schedule H, Line 4i: Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 033
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Asset Held for Investment
RYAM 401(k) Plan for Jesup Hourly Employees
Schedule H, Line 4i: Schedule of Assets (Held at End of Year)
As of December 31, 2025

Plan Number 033
Employer Identification Number 46-4559529

(a)	(b) Identity of Issue	(c) Description	(d) Cost	(e) Current Value
	MassMutual	MassMutual Stable Value Core	(1)	$12,309,589
	BlackRock	BlackRock LifePath Index 2030 Fund G	(1)	9,487,409
	BlackRock	BlackRock LifePath Index 2040 Fund G	(1)	8,155,794
*	Fidelity	Fidelity 500 Index	(1)	7,431,671
	BlackRock	BlackRock LifePath Index 2035 Fund G	(1)	6,760,844
	BlackRock	BlackRock LifePath Index Retirement Fund G	(1)	4,839,324
	BlackRock	BlackRock LifePath Index 2045 Fund G	(1)	4,415,496
	BlackRock	BlackRock LifePath Index 2050 Fund G	(1)	4,142,430
	BlackRock	BlackRock LifePath Index 2055 Fund G	(1)	3,083,775
	American Funds	American Funds Growth Fund of Amer R6	(1)	2,738,396
	BlackRock	BlackRock LifePath Index 2060 Fund G	(1)	1,844,637
	BlackRock	BlackRock LifePath Index 2065 Fund G	(1)	1,160,666
*	Fidelity	Fidelity International Index Fund	(1)	698,768
*	Fidelity	Fidelity Small Cap Index Fund	(1)	646,446
*	Fidelity	Fidelity Mid Cap Index Fund	(1)	515,764
	Great Gray	Large Cap Value Fund II Class I1	(1)	507,789
	Great Gray	Mid Cap Growth Fund II Class I1	(1)	493,266
	Great Gray	Small Cap Growth Fund Class I1	(1)	476,087
	Great Gray	Small Cap Value Fund III Class I1	(1)	448,369
	Great Gray	Lord Abbett Core Bond CIT	(1)	387,893
*	Fidelity	Fidelity U.S. Bond Index Fund	(1)	230,758
	Great Gray	Great Gray EUPAC Trust Class I1	(1)	225,794
	Great Gray	Mid Cap Value Fund Class I1	(1)	152,011
	PIMCO	PIMCO Income Institutional	(1)	143,937
	BlackRock	BlackRock LifePath Index 2070 Fund G	(1)	77,710
*	Fidelity	Fidelity Government Money Market Fund Class K6	(1)	45,470
*	Common Stock	Rayonier Advanced Materials Inc. Common Stock	(1)	2,018,183
*	Participant Loans	Participant Loans**	N/A	3,136,750
				$76,575,026

*	Denotes exempt party-in-interest transaction.
**	These loans bear fixed interest rates of 4.25% to 9.50% with maturities through October 28, 2041.
(1)	Investments are participant directed, thus cost information is not required.